HSBC Holdings income statement (Parenthetical) $ in Billions	12 Months Ended
Dec. 31, 2022 USD ($)
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Tax effect of recognition of deferred tax asset from historical tax losses	$ 2.2